Concentration Risk (Details) - Schedule of Group’s Total Revenue		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage	[1]	19.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage				11.00%		15.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage			[1]	15.00%			[1]
Customer H [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage		18.00%			[1]		[1]
Customer I [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage		11.00%			[1]		[1]

[1]	represent percentage less than 10%